Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 1,059,386	$ 122,759
Amounts receivable	4,819,388	1,166,502
Prepaid expenses and deposits	452,249	371,013
Deferred cost	1,223,395	0
Asset held for sale	0	30,967
Total current assets	7,554,418	1,691,241
Long-term prepaid expenses and deposits	2,910,956	0
Intangible assets	0	1,357,658
Right-of-use assets	2,536,594	1,885,433
Property and equipment	8,885,003	6,175,128
Total Assets	21,886,971	11,109,460
Current Liabilities
Accounts payable and accrued liabilities	10,039,853	4,368,281
Income tax payable	554,777	610,977
Interest payable	668,805	650,278
Deferred revenue	0	278,443
Customer deposits	5,301,501	5,621,307
Current portion of lease liabilities	193,402	92,308
Current portion of loans payable	4,208,925	3,440,732
Loans from related parties	1,560,394	3,870,748
Current portion of bonds payable	1,776,077	1,882,750
Total current liabilities	24,303,734	20,815,824
Long-term portion of lease liabilities	2,139,003	1,593,370
Long-term portion of loans payable	10,112,949	143,855
Long-term portion of bonds payable	129,500	0
Total Liabilities	36,685,186	22,553,049
Shareholders' Deficiency
Share capital	17,481,406	16,900,668
Subscriptions receivable	(41,600)	(30,000)
Shares issuable	130,000	0
Contributed surplus	1,678,992	1,706,089
Non-controlling interest	(2,825,829)	(4,532,457)
Deficit	(32,247,379)	(25,352,460)
Accumulated other comprehensive income	1,026,195	(135,429)
Total Shareholders' Deficiency	(14,798,215)	(11,443,589)
Total Liabilities and Shareholders' Deficiency	$ 21,886,971	$ 11,109,460